Discontinued operation - Additional Information (Detail) - Cosan Biomassa SA [member] R$ in Thousands	Dec. 02, 2019 BRL (R$)
Disclosure Of Statement Of Income Of Discontinued Operations [Line Items]
Proceeds from changes in ownership interests in subsidiaries	R$ 1
Unsecured liability recognised as of acquisition date	47,531
Revenue of combined entity	15,386
Business acquisition related expense	21,124
Gain loss related related to business combination	R$ 11,021